SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement Of Income Captions [Line Items]
Net income	$ 1,448	$ 1,262	$ 1,088
Other Comprehensive Income (Loss), Net of Tax	(334)	(290)	140
Before-Tax Amount [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,691	1,462	1,375
Foreign currency translation adjustments	(260)	(193)	111
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(80)	(106)	13
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3)	(20)	47
Other Comprehensive Income (Loss), Net of Tax	(343)	(319)	171
Comprehensive income	1,348	1,143	1,546
Before-Tax Amount [Member] | Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,199	1,028	884
Foreign currency translation adjustments	(260)	(193)	111
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(80)	(106)	13
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3)	(20)	47
Other Comprehensive Income (Loss), Net of Tax	(343)	(319)	171
Comprehensive income	856	709	1,055
Income Tax (Expense) Benefit [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	(341)	(300)	(366)
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Derivatives, Net of Tax	33	42	(4)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	1	8	(19)
Other Comprehensive Income (Loss), Net of Tax	34	50	(23)
Comprehensive income	(307)	(250)	(389)
Income Tax (Expense) Benefit [Member] | Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	150	133	117
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Derivatives, Net of Tax	33	42	(4)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	1	8	(19)
Other Comprehensive Income (Loss), Net of Tax	34	50	(23)
Comprehensive income	184	183	94
Net-Of-Tax Amount [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,350	1,162	1,009
Foreign currency translation adjustments	(260)	(193)	111
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(47)	(64)	9
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)	(12)	28
Other Comprehensive Income (Loss), Net of Tax	(309)	(269)	148
Comprehensive income	1,041	893	1,157
Net-Of-Tax Amount [Member] | Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Net income	1,349	1,161	1,001
Foreign currency translation adjustments	(260)	(193)	111
Other Comprehensive Income (Loss), Derivatives, Net of Tax	(47)	(64)	9
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)	(12)	28
Other Comprehensive Income (Loss), Net of Tax	(309)	(269)	148
Comprehensive income	$ 1,040	$ 892	$ 1,149